3. SIGNIFICANT ACCOUNTING POLICIES: Right of Use (ROU) Asset: Schedule of Right of Use (ROU) Asset (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tables/Schedules
Schedule of Right of Use (ROU) Asset
Right of Use Asset, net
ROU asset	$279,072
Amortization	(68,512)
Total net Right of Use Asset as of December 31, 2024	$210,560

ROU Asset, net
ROU asset	$279,072
Amortization	(28,585)
Total net ROU Asset as of December 31, 2023	$250,487